UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2010
                                               ----------

Check here if Amendment | |;      Amendment Number:
This Amendment (Check only one.): | | is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      02-14-2011
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 78
                                        -------------------

Form 13F Information Table Value Total: $424,022
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 12/31/10

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           ITEM 1:            ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:         ITEM 6:                       ITEM 8:
       NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE   SHARES   INVESTMENT DISCRETION            VOTING AUTHORITY
                                                         ($ 000'S)              SOLE   SHARED   OTHER       SOLE      SHARED   OTHER
3M CO COM                    COMMON         88579Y101          2,743     31,780    X                      24,658      7,122
ACCENTURE LTD SHS CL         COMMON         G1151C101          2,415     49,809    X                      34,771     15,038
AKZO NOBEL N V ADR SP        FOREIGN        010199305          9,303    149,172    X                      61,563     87,609
ALLIANZ AKTIENEGESELLS       FOREIGN        018805101          7,110    595,785    X                     243,636    352,149
AXA ADR SPONSORED            FOREIGN        0'54536107         6,575    393,679    X                     174,261    219,418
BANCO SANTANDER CENT         FOREIGN        05964H105          6,372    598,313    X                     263,883    334,430
BHP BILLITON LTD SPON        FOREIGN        088606108         10,365    111,550    X                      49,768     61,782
CANON INC ADR                FOREIGN        138006309         14,524    282,898    X                     124,431    158,467
C.R. BARD INC                COMMON         067383109       1,414.27     15,411    X                      10,762      4,649
CRH PLC ADR                  FOREIGN        12626K203         11,783    566,467    X                     248,004    318,463
DIAGEO PLC ADR SPONSO        FOREIGN        25243Q205         16,454    221,364    X                     102,214    119,150
ENI S P A ADR SPONSOR        FOREIGN        26874R108         11,199    256,028    X                     111,987    144,041
ERICSSON L M TEL CO A        FOREIGN        294821608          9,260    803,132    X                     355,480    447,652
ESPRIT HOLDINGS LTD ADR      FOREIGN        29666V204          5,883    618,027    X                     251,569    366,458
EXXON MOBIL                  COMMON         30231G102          1,743     23,839    X                      16,649      7,190
FRANCE TELECOM ADR SP        FOREIGN        35177Q105         10,394    493,060    X                     214,502    278,558
GIVAUDAN                     FOREIGN        37636P108          8,157    375,716    X                     153,400    222,316
GENERAL ELEC CO              COMMON         369604103          2,016    110,223    X                      75,384     34,839
GLAXOSMITHKPLC ADR SP        FOREIGN        37733W105         14,240    363,074    X                     166,524    196,550
HSBC HLDGS PLC ADR SP        FOREIGN        404280406         10,946    214,453    X                      95,568    118,885
I B M                        COMMON         459200101          2,207     15,041    X                      10,536      4,505
IMPERIAL TOBACCO             COMMON         453142101          9,402    152,570    X                      70,106     82,464
ISHARES TR MSCIE EAFE        FOREIGN        464287465            828     14,221    X                         210     14,011
JP MORGAN CHASE              COMMON         46625H100          1,292     30,469    X                      21,265      9,204
JOHNSON & JOHNSON            COMMON         478160104          1,710     27,652    X                      19,283      8,369
KAO CORP SPNS ADR            FOREIGN        485537302          7,613    282,181    X                     116,307    165,874
MEDTRONIC INC COM            COMMON         585055106          1,318     35,541    X                      24,259     11,282
MICROSOFT                    COMMON         594918104          1,635     58,597    X                      40,970     17,627
MITSUBISHI UFJ FINL G        FOREIGN        606822104         11,831  2,186,902    X                     976,430  1,210,472
NESTLE S A ADR SPON R        FOREIGN        641069406         15,110    251,812    X                     116,690    135,122
NINTENDO CO. LTD ADR         COMMON         654445303          7,360    200,384    X                      76,494    123,890
NOVARTIS AG SPONSORED        FOREIGN        66987V109         17,015    288,637    X                     131,888    156,749
NTT DOCOMO INC. ADR          FOREIGN        62942M201          7,296    418,801    X                     172,731    246,070
PEPSICO INC                  COMMON         713448108          2,592     39,663    X                      30,723      8,940
PETROLEO BRASILEIRO SA       FOREIGN        71654V408          8,028    212,153    X                     103,823    108,330
PFIZER INC                   COMMON         717081103          1,684     96,185    X                      65,218     30,967
PROCTER & GAMBLE COMP        COMMON         742718109          2,051     31,884    X                      22,222      9,662
REED ELSEVIER PLC            COMMON         758205207          7,391    220,206    X                      88,055    132,151
ROCHE HLDG LTD SPONSO        FOREIGN        771195104         10,484    285,307    X                     129,905    155,402
ROYAL DUTCH SHELL PLC        FOREIGN        780259206         13,975    209,265    X                      93,448    115,817
SANOFI-AVENTIS ADR           FOREIGN        80105N105         10,955    339,916    X                     144,149    195,767
SAP AG ADR SPON              FOREIGN        803054204         11,062    218,565    X                      88,645    129,920
SOCIETE GENERALE FRAN        FOREIGN        83364L109          7,485    693,585    X                     305,670    387,915
SYNGENTA AG ADR SPONS        FOREIGN        87160A100         10,640    181,009    X                      88,477     92,532
TARGET CORP COM              COMMON         87612E106          2,050     34,080    X                      25,980      8,100
TELEFONICA S A ADR SP        FOREIGN        879382208          4,987    218,651    X                      40,943    177,708
TEVA PHARMACEUTICAL          FOREIGN        881624209          5,767    110,627    X                      47,321     63,306
TNT N V SPON ADR             FOREIGN        87260W101          9,545    360,267    X                     149,181    211,086
TOTAL FINA ELF S A AD        FOREIGN        89151E109         10,834    202,583    X                      94,662    107,921
UBS AG NEW                   FOREIGN        H89231338          6,833    414,865    X                     167,575    247,290
UNILEVER PLC ADR SPON        FOREIGN        904767704         13,128    425,127    X                     186,787    238,340
VODAFONE GROUP INC           FOREIGN        92857W209          9,594    362,873    X                     157,476    205,397
WPP PLC                      FOREIGN        92933H101          7,416    119,678    X                      49,296     70,382
ZIMMER HLDGS INC COM         COMMON         98956P102          1,203     22,419    X                      15,206      7,213
ADOBE SYSTEMS INC            COMMON         00721F101            664     21,560    X                      11,234                 545
ALLERGAN                     COMMON         018490102            576      8,378    X                       4,389                 213
ALTERA CORP                  COMMON         021441100            450     12,641    X                       6,457                 309
APPLE INC                    COMMON         037833100          1,440      4,464    X                       2,273                 108
BAKER HUGHES INC.            COMMON         57224107.00          280      9,021    X                       4,660                 229
C.H.ROBINSON WORLDWIDE       COMMON         12541W209          1,084     13,526    X                       6,971                 342
CELGENE CORP                 COMMON         151020104          1,547     26,168    X                      13,406                 653
COGNIZANT TECH SOLUTIONS     COMMON         192446102          1,030     14,049    X                       7,331                 361
EXPEDITORS INTL OF WASH INC  COMMON         302130109            822     15,060    X                       7,845                 386
F5 NETWORKS                  COMMON         315616102            534      4,102    X                       2,117                 105
GOOGLE INC.                  COMMON         38259P508          1,215      2,046    X                       1,057                  52
INTUITIVE SURGICAL INC       COMMON         46120E602            736      2,855    X                       1,475                  76
INVESCO LTD                  COMMON         G491BT108            576     23,932    X                      12,080                 589
JUNIPER NETWORKS             COMMON         48203R104            763     20,669    X                      10,690                 527
MCDONALDS CORP               COMMON         580135101            629      8,193    X                       4,225                 207
NETAPP INC.                  COMMON         64110D104            938     17,064    X                       8,844                 437
NOVO-NORDISK AS ADR          COMMON         670100205            407      3,616    X                       1,918                  97
OMNICOM GROUP                COMMON         681919106            567     12,387    X                       6,367                 313
PRAXAIR INC.                 COMMON         74005P104            628      6,577    X                       3,560                 167
PRICELINE                    COMMON         741503403            914      2,288    X                       1,203                  61
SCHLUMBERGER                 COMMON         806857108          1,198     14,347    X                       7,406                 362
SHIRE PLC ADR                COMMON         82481R106            590      8,152    X                       4,226                 206
STATE STREET                 COMMON         857477103            625     13,503    X                       6,965                 338
VARIAN MEDICAL SYSTEMS INC.  COMMON         92220P105            592      8,547    X                       4,434                 218


TOTAL                                              78                  424,022